Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Contractual or Notional Amounts of Guarantees with Amount by Expiration Period [Table Text Block]

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2020:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,098	¥3,109	¥763	¥226
Performance guarantees	3,058	2,160	738	160
Derivative instruments (1)	58,836	36,021	14,543	8,272
Liabilities of trust accounts	13,142	6,752	451	5,939
Other	88	8	73	7

Total	¥79,222	¥48,050	¥16,568	¥14,604

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2021:		1 year or less	1-5 years	Over 5 years
	(in billions)
Standby letters of credit and financial guarantees	¥4,055	¥3,174	¥698	¥183
Performance guarantees	3,193	2,315	755	123
Derivative instruments (1)	38,499	15,534	15,104	7,861
Liabilities of trust accounts	10,656	5,667	718	4,271
Other	40	6	34	—

Total	¥56,443	¥26,696	¥17,309	¥12,438

Note:
(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings [Table Text Block]

		Amount by borrower grade
At March 31, 2020:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch (1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt (2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,098	¥3,984	¥93	¥17	¥4
Performance guarantees	3,058	2,904	96	36	22

Total	¥7,156	¥6,888	¥189	¥53	¥26

		Amount by borrower grade
At March 31, 2021:	Maximum potential/ Contractual or Notional amount	Normal	Close Watch (1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt (2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,055	¥3,929	¥108	¥15	¥3
Performance guarantees	3,193	3,092	70	3	28

Total	¥7,248	¥7,021	¥178	¥18	¥31

Notes:
(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.
(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment,
suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts with Regard to Other Off-balance Sheet Instruments [Table Text Block]

	2020	2021
	(in billions)
Commitments to extend credit	¥76,398	¥84,614
Commercial letters of credit	757	835
Commitments to make investments	247	281
Other	5	—